UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2008

Check here if Amendment:   Amendment Number:
          This Amendment (check only one):      is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

   Clark Bowman          Baltimore, Maryland             May 15, 2008

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	52


Form 13F Information Table Value Total:	 $101,049 (X1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1 	  COLUMN 2     COLUMN 3 COLUMN 4 COLUMN 5        COLUMN 6 COLUMN7 COLUMN 8
                  TITLE                 VALUE    SHRS OR SH/PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER OF CLASS         CUSIP   (x$1000) PRN AMT PRN CALL DISCR   MNGRS   SOLE SHR  NONE

3M Co.		     CS	      88579Y101  2,957 	 37,358  SH     SOLE 		          37,358
Abbott Laboratories  CS	      2824100    2,388 	 43,298  SH     SOLE 		          43,298
Agilent Technologies CS	      00846U101    362 	 12,123  SH     SOLE 		          12,123
Amdocs Ltd.	     CS       G02602103  1,697 	 59,850  SH     SOLE 		          59,850
American Int'l Group CS	      26874107   1,624 	 37,544  SH     SOLE 		          37,544
Amphenol Corp CL A   CS	      32095101	   989 	 26,550  SH     SOLE 		          26,550
Apple Computer	     CS	      37833100	   517 	  3,600  SH     SOLE 		           3,600
Assurant Insurance   CS	      04621X108  2,307 	 37,901  SH     SOLE 		          37,901
AT&T Corp	     CS	      00206R102  2,442 	 63,763  SH     SOLE 		          63,763
ADP 	             CS	      53015103   2,601 	 61,358  SH     SOLE 		          61,358
Bank America Corp    CS	      60505104   3,382 	 89,206  SH     SOLE 		          89,206
Barr Pharmaceuticals CS	      68306109   1,826 	 37,805  SH     SOLE 		          37,805
Burlington Northern  CS	      12189T104	   853 	  9,250  SH     SOLE 		           9,250
Cardinal Health Inc. CS	      14149Y108  1,748 	 33,298  SH     SOLE 		          33,298
Chesapeake Energy    CS	      165167107  3,777 	 81,851  SH     SOLE 		          81,851
Cisco Systems	     CS	      17275R102  1,789 	 74,248  SH     SOLE 		          74,248
Comcast Corp.Non A   CS	      20030N101  1,113 	 58,682  SH     SOLE 		          58,682
CVS/Caremark Corp.   CS	      126650100  5,765 	142,318  SH     SOLE 	                 142,318
Danaher Corp.	     CS	      235851102  3,220 	 42,350  SH     SOLE 		          42,350
Davita Inc	     CS	      23918K108  2,527 	 52,900  SH     SOLE 		          52,900
Dominion Resources   CS	      25746U109	 641 	 15,690  SH     SOLE 		          15,690
Duke-Weeks Realty    CS	      264411505	 546 	 23,958  SH     SOLE 		          23,958
Emerson Electric Co  CS	      291011104  4,225 	 82,101  SH     SOLE 		          82,101
Exxon/Mobil Corp     CS	      30231G102  3,961 	 46,831  SH     SOLE 		          46,831
Fiserv Inc.	     CS	      337738108  1,904 	 39,599  SH     SOLE 		          39,599
Foundational Coal    CS	      350398W100 3,065 	 60,900  SH     SOLE 		          60,900
Freddie Mac	     CS	      313400301	 299 	 11,814  SH	SOLE 		          11,814
General Electric     CS	      369604103	 565 	 15,267  SH     SOLE 		          15,267
Haemonetics Corp     CS	      405024100  2,556 	 42,900  SH     SOLE 		          42,900
Hewlett Packard      CS	      428236103	 201 	  4,400  SH     SOLE 		           4,400
Honeywell	     CS	      438516106  2,838 	 50,301  SH     SOLE 		          50,301
I B M		     CS	      459200101  1,290 	 11,200  SH     SOLE 		          11,200
Johnson & Johnson    CS	      478160104  2,564 	 39,519  SH     SOLE 		          39,519
Lowes Companies Inc. CS	      548661107  1,622 	 70,702  SH     SOLE 		          70,702
Medco Health         CS	      58405U102  2,163 	 49,400  SH     SOLE 		          49,400
Millipore	     CS	      601073109	 718 	 10,650  SH     SOLE 		          10,650
NCR Corp	     CS	      62886E108  1,494 	 65,450  SH     SOLE 		          65,450
Norfolk Southern     CS	      655844108  2,273 	 41,851  SH     SOLE 		          41,851
Oracle Systems	     CS	      68389X105  2,829 	144,633  SH     SOLE 	                 144,633
Procter & Gamble     CS	      742718109  3,546 	 50,610  SH     SOLE 		          50,610
Quest Diagnostics    CS	      74834L100  2,770 	 61,194  SH     SOLE 		          61,194
Schein (Henry) Inc.  CS       806407102  1,507 	 26,250  SH     SOLE 		          26,250
Schlumberger LTD     CS	      806857108  2,406 	 27,661  SH     SOLE 		          27,661
Target Corp	     CS	      87612E106  2,992 	 59,027  SH     SOLE 		          59,027
Teradata Corp Del    CS	      88076W103  1,227 	 55,600  SH     SOLE 		          55,600
US Bancorp New	     CS	      902973304	 309 	  9,553  SH     SOLE 		           9,553
Verizon		     CS	      92343V104	 687 	 18,840  SH     SOLE 		          18,840
Vodafone Group PLC   CS	      92857W209	 914 	 30,978  SH     SOLE 		          30,978
Wachovia Corp	     CS	      929903102  1,894 	 70,166  SH     SOLE 		          70,166
Walgreen	     CS	      931422109	 706 	 18,525  SH     SOLE 		          18,525
Wells Fargo	     CS	      949746101  2,248 	 77,247  SH     SOLE 		          77,247
Wyeth		     CS	      983024100	 205 	  4,899  SH     SOLE 		           4,899